Inventories	12 Months Ended
Dec. 31, 2023
Inventories
Inventories

6. Inventories

As at December 31	2023	2022
Finished commercial product available for sale	$2,048	$2,365
Finished retail pharmacy product available for sale	306	267
Unfinished product and packaging materials	546	589
	$2,900	$3,221

Inventories expensed as part of cost of goods sold during the year ended December 31, 2023 amounted to $7,051 (2022 – $6,211; 2021 – $5,790). During the year ended December 31, 2023, the Company wrote off inventory of $277 (2022 – $38; 2021 – $1,339) that had expired or was otherwise unusable through cost of goods sold on the consolidated statements of net income (loss) and comprehensive income (loss).